Revenues - Revenue Analysis by Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Vessel revenue	$ 199,326	$ 144,033	$ 163,732
Seajacks Business
Disaggregation of Revenue [Line Items]
Revenues	199,326	41,903	0
Seajacks Business | Time charter revenue
Disaggregation of Revenue [Line Items]
Revenues	172,768	20,724	0
Seajacks Business | Service revenue
Disaggregation of Revenue [Line Items]
Revenues	15,099	1,486	0
Seajacks Business | Project revenue
Disaggregation of Revenue [Line Items]
Revenues	7,291	18,254	0
Seajacks Business | Construction supervision revenue
Disaggregation of Revenue [Line Items]
Revenues	4,168	1,439	0
Dry Bulk Business
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 102,130	$ 163,732